Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash Flows From Operating Activities:
Net income:	$ 46,063	$ 72,038
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	48,515	50,569
Amortization of debt discount	(348)	(321)
Amortization of prepaid lease rentals, net	4,320	2,477
Amortization and write-off of financing costs	1,068	885
Amortization of deferred dry-docking and special survey costs	3,911	3,940
Equity based payments	2,078	2,747
Gain on derivative instruments, net	(1,229)	(84)
Loss on sale / disposal of vessels, net	3,638	0
Loss on vessel held for sale	2,732	0
Equity (gain) / loss on investments	(887)	405
Changes in operating assets and liabilities:
Accounts receivable	(695)	(1,089)
Due from related parties	(481)	2,265
Inventories	1,055	(196)
Insurance claims receivable	164	(2,040)
Prepayments and other	(93)	(641)
Accounts payable	794	1,238
Due to related parties	27	(139)
Accrued liabilities	(1,243)	319
Unearned revenue	(2,781)	(4,595)
Other current liabilities	(58)	(71)
Dry-dockings	(1,802)	(5,868)
Accrued charter revenue	(5,599)	(2,067)
Net Cash provided by Operating Activities	99,149	119,772
Cash Flows From Investing Activities:
Equity method investments	(7,046)	(11,715)
Dividend from equity method investees	270	0
Debt securities capital redemption	0	46
Vessel acquisitions / Additions to vessel cost	(54,523)	(2,563)
Proceeds from the sale of vessels, net	9,942	0
Net Cash used in Investing Activities	(51,357)	(14,232)
Cash Flows From Financing Activities:
Offering proceeds, net of related expenses	91,675	0
Capital lease proceeds	41,600	0
Capital lease repayment	(14,876)	(7,125)
Proceeds from long-term debt		39,000
Repayment of long-term debt	(119,880)	(92,630)
Payment of financing costs	(1,147)	(682)
Dividends paid	(17,762)	(54,305)
Decrease in restricted cash	2,723	9,836
Net Cash used in Financing Activities	(17,667)	(105,906)
Net (decrease) / increase in cash and cash equivalents	30,125	(366)
Cash and cash equivalents at beginning of the period	164,898	100,105
Cash and cash equivalents at end of the period	195,023	99,739
Supplemental Cash Information:
Cash paid during the period for interest	$ 27,923	$ 23,031